INCOME TAXES (Details) - Schedule of valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of valuation allowance [Abstract]
Beginning of the year	$ 7,856,050	$ 4,726,411
Change in valuation account	5,246,277	3,129,639
End of the year	$ 13,102,327	$ 7,856,050